Investment in Films and Television Programs, Net - Schedule of Investment in Films and Television Programs (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jul. 31, 2025
Schedule of Investment in Films and Television Programs [Abstract]
Beginning balance	$ 576,956	$ 800,033	$ 800,033
Addition investments	111,021		258,882
Amortization	(241,379)		(483,700)
Impairments
Foreign currency translation adjustments	(13,980)		1,741
Ending balance	$ 432,618		$ 576,956